Selling and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [Line Items]
Raw materials used	₩ 19,537,928	₩ 15,924,707	₩ 13,470,586
Salaries	4,236,623	4,214,974	4,160,642
Employee benefits expense	440,612	468,946	447,638
Welfare and benefit expense	596,572	723,144	669,934
Insurance expense	106,057	106,091	91,500
Depreciation	9,898,386	9,652,219	8,873,956
Amortization of intangible assets	118,938	113,672	79,715
Bad debt expense	39,784	126,714	38,719
Commission	1,189,284	1,143,435	1,029,058
Advertising expense	40,313	125,436	44,351
Training expense	20,373	21,389	19,661
Vehicle maintenance expense	17,957	17,466	17,406
Publishing expense	6,837	7,920	8,258
Business promotion expense	6,645	8,673	8,313
Rent expense	213,983	186,889	173,690
Telecommunication expense	106,073	98,872	101,373
Transportation expense	5,223	9,640	5,749
Taxes and dues	486,741	486,038	511,493
Expendable supplies expense	38,010	39,725	41,502
Water, light and heating expense	47,269	40,695	35,540
Repairs and maintenance expense	2,219,248	2,111,420	1,971,778
Ordinary development expense	723,888	721,437	705,504
Travel expense	81,427	85,673	79,726
Clothing expense	14,476	13,395	13,636
Survey and analysis expense	4,634	4,359	3,875
Membership fee	12,606	9,604	9,846
Power purchase	18,307,289	14,264,331	10,755,739
Disclosure - Other selling and administrative expenses
Accommodation development expenses	52,822	55,799	186,896
Miscellaneous wages	32,447	32,300	31,907
Litigation and filing expenses	12,853	11,881	12,328
Compensation for damages	19,193	12,297	60,341
Outsourcing expenses	3,036	2,647	3,530
Reward expenses	2,713	2,786	3,267
Overseas market development expenses	1,361	1,876	2,177
Others	23,772	35,123	31,086
Others	2,318,435	4,134,846	4,819,597
General and administrative expenses	2,627,890	2,762,855	2,639,232
Cost of sales	58,207,721	52,098,855	45,549,553
Total expenses, by nature	60,835,611	54,861,710	48,188,785
Selling and administrative expense
Expenses by nature [Line Items]
Raw materials used	0	0
Salaries	757,819	735,383	734,930
Employee benefits expense	65,107	71,094	72,812
Welfare and benefit expense	132,089	179,406	162,243
Insurance expense	12,181	15,414	11,513
Depreciation	214,499	190,245	169,431
Amortization of intangible assets	54,153	44,990	35,171
Bad debt expense	39,784	126,714	38,719
Commission	714,096	673,740	605,879
Advertising expense	30,894	114,519	34,658
Training expense	6,277	7,027	6,314
Vehicle maintenance expense	10,148	9,998	10,390
Publishing expense	3,307	3,672	3,643
Business promotion expense	2,785	3,700	3,477
Rent expense	42,851	38,380	40,020
Telecommunication expense	23,505	24,916	25,448
Transportation expense	686	495	596
Taxes and dues	46,424	48,395	46,531
Expendable supplies expense	6,166	7,731	6,834
Water, light and heating expense	12,629	10,545	9,720
Repairs and maintenance expense	62,580	63,477	75,122
Ordinary development expense	215,494	211,417	188,063
Travel expense	14,363	16,658	16,115
Clothing expense	10,108	8,410	8,273
Survey and analysis expense	705	698	666
Membership fee	1,043	1,122	1,132
Power purchase	0	0	0
Disclosure - Other selling and administrative expenses
Accommodation development expenses	52,822	55,799	186,896
Miscellaneous wages	32,447	32,300	31,907
Litigation and filing expenses	12,853	11,881	12,328
Compensation for damages	19,193	12,297	60,341
Outsourcing expenses	3,036	2,647	3,530
Reward expenses	2,713	2,786	3,267
Overseas market development expenses	1,361	1,876	2,177
Others	23,772	35,123	31,086
Others	148,197	154,709	331,532
General and administrative expenses	2,627,890	2,762,855	2,639,232
Total expenses, by nature	₩ 2,627,890	₩ 2,762,855	₩ 2,639,232